Transactions with related companies - Transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Royalty Expense	$ 11,749	$ 12,832	$ 21,388
Minera Yanacocha SRL and subsidiary [Member]
Related Party Transactions [Abstract]
Royalty Expense		49,000	3,600
Minera Yanacocha SRL and subsidiary [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Related Party Transactions [Abstract]
Royalty Expense	18,638	22,297	20,385
Minera Yanacocha SRL and subsidiary [Member] | Newmont Peru S.R.L [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	9,017	10,729	12,837
Minera Yanacocha SRL and subsidiary [Member] | Newmont USA Limited [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	10,214	4,118	5,381
Minera Yanacocha SRL and subsidiary [Member] | Newmont International Services [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	$ 5,264	$ 10,822	$ 5,181